Financing arrangements (Debt Repayments) (Details) - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Feb. 28, 2013	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	May 01, 2013	Dec. 31, 2006
Debt Instrument [Line Items]
Repayments of debt		$ 2,400	$ 5,605	$ 3,371
Repayments of notes payable			5,600
Onyx [Member]
Debt Instrument [Line Items]
Repayments of convertible notes				742
Term loan due 2018 [Member]
Debt Instrument [Line Items]
Repayments of debt		$ 2,400
Debt instrument, periodic payment, principal			$ 500	125
Notes payable [Member] | 1.875% notes due 2014 (1.875% 2014 Notes) [Member]
Debt Instrument [Line Items]
Stated contractual interest rate on note			1.875%
Notes payable [Member] | 4.85% notes due 2014 (4.85% 2014 Notes) [Member]
Debt Instrument [Line Items]
Stated contractual interest rate on note			4.85%
Other notes [Member]
Debt Instrument [Line Items]
Repayments of other debt			$ 5	$ 4
Convertible notes payable [Member] | 0.375% Convertible Notes Due 2013 [Member]
Debt Instrument [Line Items]
Stated contractual interest rate on note	0.375%				0.375%	0.375%
Repayments of convertible notes	$ 2,500